VARIABLE INTEREST ENTITY	12 Months Ended
Dec. 31, 2025
Athena Technology Solutions Holdings, LLC [Member]
Variable Interest Entity [Line Items]
VARIABLE INTEREST ENTITY
16.	Variable Interest Entity
In 2022 the Company entered into an arrangement with a related party to lease an aircraft, for the purpose of performing specified R&D activities. The VIE is a related party because it is owned by management or members of the Company. The Company concluded that it held an implicit variable interest in the entity through the rental agreement and that it met the requirements for consolidation pursuant to the VIE sub-sections
of ASC 810. The Company consolidated the VIE because it is the primary beneficiary, having the power to direct the activities that most significantly affect the VIE’s economic performance. Additionally, the Company has the obligation to absorb losses that could be significant to the VIE through implied obligations resulting from the lease arrangement, specifically the indeterminate nature of the lease term, and the nature of the related party relationship. The VIE’s principal asset, the aircraft, can only be used to settle the obligations of the VIE.
The original lease term was
1-year
with automatic
6-month
renewal options thereafter. During 2025, the Company and the VIE agreed that the lease term will expire on March 31, 2026 but shall automatically renew for successive
6-month
terms, unless either party provides written termination notice. The lease may be terminated by either party at any time, for any reason. The lease does not contain a residual value guarantee and the Company is not obligated to provide any financial support to the VIE other than the lease payments. The Company does not have an equity interest in the VIE. As a result, the non-controlling
interest reported in the Company’s consolidated balance sheets represents the net assets of the VIE, and the net income of the VIE is reported in the Company’s consolidated statements of operations as being attributable to the non-controlling
interest. Total payments made to the VIE were approximately $300 during each of the years ended December 31, 2025 and 2024. Total costs related to the lease, which were eliminated in consolidation, were $300 during each of the years ended December 31, 2025 and 2024. The Company did not make any payments to the VIE that were not a result of the lease arrangement. The VIE made distributions totaling $270 and $395 to its members during the years ended December 31, 2025 and 2024, respectively.
As a result of the aircraft becoming available to sell in its present condition in October 2025 and all of the other held for sale criteria having been met, the aircraft was determined to be held for sale for accounting purposes. Accordingly, during October 2025 the Company reclassified the aircraft from property and equipment to asset held for sale in the Company’s consolidated balance sheet as of December 31, 2025 (and as of December 31, 2024 for comparability purposes) and ceased depreciation. No loss was recognized to measure the aircraft at the lower of its carrying value or fair value less costs to sell. The Company’s consolidated balance sheets as of December 31, 2025 and 2024 include the following assets of the VIE. The VIE did not have any outstanding obligations as of December 31, 2025 or 2024:

(In thousands)	December 31,
	2025	2024
Cash and cash equivalents	$205	$171
Aircraft held for sale, net (net of accumulated depreciation of $928 and $729)	4,376	4,574

Total assets	$4,581	$4,745

Depreciation expense related to the aircraft held for sale was $199 and $265 for the years ended December 31, 2025 and 2024, respectively.